Schedule I - Condensed Parent Only Financial Information - Additional Information (Detail) - Parent Company - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Minimum [Member]
Condensed Financial Statements, Captions [Line Items]
Percentage of consolidated net assets of Parent and its subsidiaries	25.00%
First Lien Term Loan
Condensed Financial Statements, Captions [Line Items]
Debt instrument covenant, description	These covenants are subject to a number of exceptions, including an exception that permits unlimited distributions if the Borrower's senior secured net leverage ratio is equal to or less than 6.00 to 1.00.
Second Lien Term Loans [Member]
Condensed Financial Statements, Captions [Line Items]
Restricted net assets	$ 1,499.8	$ 1,519.3